UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

1

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2010 (Unaudited)

Registered Investment Companies--99.2%	Shares	Value ($)

Dreyfus Bond Market Index Fund	170,691 a	1,828,099
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	36,788 a	526,070
Dreyfus Emerging Markets Fund, Cl.
I	14,172 a	178,996
Dreyfus Global Absolute Return
Fund, Cl. I	9,212 a,b	115,976
Dreyfus Global Real Estate
Securities Fund, Cl. I	8,439 a	60,594
Dreyfus High Yield Fund, Cl. I	82,966 a	540,939
Dreyfus International Bond Fund,
Cl. I	31,293 a	521,034
Dreyfus International Stock Index
Fund	8,963 a	126,561
Dreyfus International Value Fund,
Cl. I	13,454 a	148,667
Dreyfus Midcap Value Fund, Cl. I	4,575 a	143,800
Dreyfus Newton International
Equity Fund, Cl. I	7,721 a	132,331
Dreyfus Research Growth Fund, Cl.
Z	87,785 a	769,000
Dreyfus S&P Stars Opportunities
Fund, Cl. I	6,530 a,b	138,687
Dreyfus Small Cap Stock Index Fund	7,489 a	145,886
Dreyfus Strategic Value Fund, Cl.
I	26,482 a	698,593
Dreyfus Total Return Advantage
Fund, Cl. I	132,977 a	1,845,725
Dreyfus U.S. Equity Fund, Cl. I	28,784 a	370,733
Dreyfus/The Boston Company Large

Cap Core Fund	11,381 a	364,084
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund	10,819 a,b	142,914
International Stock Fund, Cl. I	8,251 a	106,691

Total Investments (cost $8,535,015)	99.2%	8,905,380
Cash and Receivables (Net)	.8%	73,107
Net Assets	100.0%	8,978,487

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $8,535,015.

Net unrealized appreciation on investments was $370,365 of which $371,492 related to appreciated investment securities and $1,127 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	77.8
Mutual Funds: Foreign	21.4
99.2
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	8,905,380	-	-	8,905,380

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2010 (Unaudited)

Registered Investment Companies--100.7%	Shares	Value ($)
Dreyfus Bond Market Index Fund	44,948 a	481,390
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	9,605 a	137,347
Dreyfus Emerging Markets Fund, Cl.
I	22,011 a	278,000
Dreyfus Global Absolute Return
Fund, Cl. I	50,553 a,b	636,457
Dreyfus Global Real Estate
Securities Fund, Cl. I	46,013 a	330,371
Dreyfus High Yield Fund, Cl. I	21,692 a	141,434
Dreyfus International Bond Fund,
Cl. I	8,176 a	136,123
Dreyfus International Stock Index
Fund	13,869 a	195,834
Dreyfus International Value Fund,
Cl. I	20,761 a	229,409
Dreyfus Midcap Value Fund, Cl. I	5,885 a	184,961
Dreyfus Research Growth Fund, Cl.
Z	113,108 a	990,823
Dreyfus S&P Stars Opportunities
Fund, Cl. I	8,420 a,b	178,835
Dreyfus Small Cap Stock Index Fund	9,598 a,b	186,976
Dreyfus Strategic Value Fund, Cl.
I	34,149 a	900,861
Dreyfus Total Return Advantage
Fund, Cl. I	35,006 a	485,890
Dreyfus U.S. Equity Fund, Cl. I	37,253 a	479,816
Dreyfus/Newton International
Equity Fund, Cl. I	11,858 a	203,248
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	14,757 a	472,065

Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	13,884 a,b	183,409
International Stock Fund, Cl. I	12,830 a	165,892

Total Investments (cost $6,654,935)	100.7%	6,999,141
Liabilities, Less Cash and Receivables	(.7%)	(48,627)
Net Assets	100.0%	6,950,514

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $6,654,935.

Net unrealized appreciation on investments was $344,206 of which $348,996 related to appreciated investment securities and $4,790 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	67.4
Mutual Funds: Foreign	33.3
100.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	6,999,141	-	-	6,999,141

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2010 (Unaudited)

Registered Investment Companies--100.2%	Shares	Value ($)

Dreyfus Bond Market Index Fund	209,320 a	2,241,813
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	44,757 a	640,022
Dreyfus Emerging Markets Fund, Cl.
I	38,675 a	488,467
Dreyfus Global Absolute Return
Fund, Cl. I	67,684 a,b	852,139
Dreyfus Global Real Estate
Securities Fund, Cl. I	61,211 a	439,493
Dreyfus High Yield Fund, Cl. I	100,763 a	656,978
Dreyfus International Bond Fund,
Cl. I	38,208 a	636,163
Dreyfus International Stock Index
Fund	24,716 a	348,997
Dreyfus International Value Fund,
Cl. I	37,116 a	410,135
Dreyfus Midcap Value Fund, Cl. I	11,000 a	345,729
Dreyfus Newton International
Equity Fund, Cl. I	21,092 a	361,520
Dreyfus Research Growth Fund, Cl.
Z	211,494 a	1,852,685
Dreyfus S&P Stars Opportunities
Fund, Cl. I	15,822 a,b	336,057
Dreyfus Small Cap Stock Index Fund	17,998 a	350,607
Dreyfus Strategic Value Fund, Cl.
I	64,616 a	1,704,575
Dreyfus Total Return Advantage
Fund, Cl. I	162,828 a	2,260,057
Dreyfus U.S. Equity Fund, Cl. I	70,050 a	902,242
Dreyfus/The Boston Company Large

Cap Core Fund	27,741 a	887,429
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund	26,144 a,b	345,366
International Stock Fund, Cl. I	22,581 a	291,967

Total Investments (cost $15,704,324)	100.2%	16,352,441
Liabilities, Less Cash and Receivables	(.2%)	(36,624)
Net Assets	100.0%	16,315,817

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $15,704,324.
Net unrealized appreciation on investments was $648,117 of which $655,339 related to appreciated investment securities and $7,222 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	72.8
Mutual Funds: Foreign	27.4
100.2
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	16,352,441	-	-	16,352,441

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date: January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)